Accounts payable - Summary of accounts payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Accounts payable – local currency	R$ 1,857,583	R$ 1,232,786
Accounts payable – foreign currency	1,092,231	639,894
Accounts payable	2,949,814	1,872,680
Current	2,432,843	1,530,480
Non-current	R$ 516,971	R$ 342,200